Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 27, 2021
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2021
Prospectus Date	rr_ProspectusDate	Apr. 27, 2021
Left Brain Compound Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Left Brain Compound Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. However, the Fund expects to have a portfolio turnover rate of over 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until June 30, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a focused portfolio primarily comprised of publicly traded equity securities and debt securities (including non-investment grade quality debt securities, commonly referred to as "high yield securities" or "junk bonds"). The Fund's portfolio is non-diversified.

The Fund employs a focused, opportunistic, best ideas strategy that uses a combination of fundamental, quantitative and technical analysis to select portfolio investments. The Fund will invest opportunistically and does not seek to maintain a minimum allocation to equity securities, but expects that, under normal market conditions the Fund's portfolio will be comprised of approximately 50-80% equity securities and approximately 20-50% fixed-income securities, but may shift this allocation depending on market conditions. The Fund generally expects to maintain between 35 and 75 portfolio holdings and will determine the allocation between equity and fixed-income positions based on market conditions and opportunistic availability.

The Fund invests in the equity securities of companies that the Adviser believes have competitive advantages that are able to be sustained over the long-term and that the Adviser believes have the potential for significant long-term capital appreciation, principally through high growth in large total addressable market spaces. In seeking to identify such companies, the Adviser generally looks for companies that fall into one or more of the following categories: companies that generate consistent and continuing revenue growth; companies in industries with a large and expanding total addressable market; companies with competitive strengths; companies with superior and proven CEOs and leadership teams; companies with strong valuation metrics indicating forward profitability; and/or companies with major investors as indicators. The Fund's equity investments are primarily comprised of domestic common stocks, but may also include other types of equity securities, such as real estate investment trusts ("REITs"), foreign securities trading as American Depository Receipts ("ADRs") (including those with exposure to emerging markets), or publicly traded master limited partnerships ("MLPs"). An MLP is a limited partnership, the securities of which are traded on a public exchange or in the over-the-counter markets, that is eligible for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as an MLP, the partnership must receive at least 90% of its income from certain qualifying sources, including real estate, commodities, or natural resources. The Adviser believes that MLPs can be an efficient way to gain portfolio exposure to such asset classes.

The Fund may also invest in performing, stressed and distressed corporate debt securities that the Adviser believes offer capital appreciation potential, generally because the securities are trading below par value and the Adviser anticipates spread contraction that the Adviser believes will increase the price of the securities. The Fund may hold debt securities of any credit quality, but will generally invest in debt securities rated B or higher at the time of purchase by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, of comparable credit quality as determined by the Adviser.

The Fund may also invest in options, including secured or unsecured put options, in an effort to generate additional income for the Fund and/or for hedging purposes. The Fund may also invest in cash or cash equivalent positions (for example, shares of money market funds, short-term U.S. government obligations, commercial paper, or repurchase agreements).

The Fund's investments will primarily be in securities of large and medium companies with market capitalizations greater than $10 billion ("Large Cap") and/or greater than $2 billion ("Mid-Cap"), and to a lesser extent, in securities of small companies with market capitalizations of less than $2 billion ("Small-Cap") at the time of purchase. While the Fund will not deliberately concentrate in any one sector, the Adviser's focus on growth-oriented securities may tend to favor certain sectors over others. Therefore, at times, the Fund's portfolio may be comprised of 25% or more in sectors such as technology, consumer discretionary, communications, health care, energy, and real estate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions and general stock and bond market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments' economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks' expected growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock. In addition, the Fund's growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Equity Securities Risk. Equity security prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Debt Securities Risk. The Fund may invest in U.S. and foreign corporate debt securities and government obligations of any size or credit quality. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt, the lower the credit rating, the greater the risk that the security's issuer will default.

●	Credit Risk. The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to meet its financial obligations.

●	High-Yield Debt Securities ("Junk Bond") Risk. Junk bonds are generally considered speculative in nature, and have a greater risks of non-payment of interest and principal and greater market fluctuations than investment-grade debt securities. Junk bonds have a higher risk of default and may be illiquid. These risks can reduce the value of the Fund's shares and the income it earns.

●	Investment-Grade Debt Securities Risk. Investment-grade debt securities are subject to downgrades, which, if severe enough, could cause the security to fall below investment grade.

●	Interest Rate Risk. The value of the Fund's debt securities will generally vary inversely with the direction of prevailing interest rates. A rise in interest rates will normally cause the value of debt securities to decrease. Debt securities with a longer average portfolio duration will be more sensitive to changes in interest rates than debt securities with a shorter average portfolio duration. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

●	Prepayment and Extension Risk. Prepayment risk is the risk that the Fund debt security or investment might be called or otherwise converted, prepaid or redeemed before maturity and the Fund may not be able to invest the proceeds in other investments providing as high a level of income, thereby resulting in a reduced yield to the Fund. Extension risk is the risk that an investment might not be called as expected. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the Adviser may be unable to capitalize on securities with higher interest rates or wider spreads.

Sector Risk. The Fund's investment strategy may result in the Fund's having significant over or under exposure to certain industries or market sectors. Sector risk is the possibility that securities within the same group of industries or market sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors.

●	Technology Sector Risk. The Fund may concentrate its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

●	Consumer Discretionary Sector Risk. The Fund may concentrate its investments in the securities of issuers engaged primarily in the consumer discretionary sector. Companies engaged in the consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, interest rates, competition, consumers' confidence, consumers' disposable income, demographics and consumer preferences, social trends and marketing campaigns.

●	Communications Sector Risk. The Fund may concentrate its investments in the securities of issuers engaged primarily in the communications sector. Companies engaged in the communications sector can be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes, interests and trends.

●	Health Care Sector Risk. The Fund may concentrate its investments in the securities of issuers engaged primarily in the health care sector. Companies engaged in the health care sector can be affected significantly by government regulation and reimbursement rates, approval of products by government agencies, patent expirations and generic drug sales, and litigation.

●	Industrials Sector Risk. The Fund may concentrate its investments in the securities of issuers engaged primarily in the industrials sector. Companies engaged in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending and trends, legislative and governmental regulation and spending, import controls, commodity prices, and worldwide competition.

●	Real Estate Sector Risk. The Fund may concentrate its investments in the securities of issuers engaged primarily in the real estate sector, such as REITs. Companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) changes in interest rates and quality of credit extended; and (x) competition for tenants and oversupply of properties for sale.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Investment Style and Management Risk. The Adviser's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund's growth style may go out of favor with investors, negatively affecting the Fund's performance. In addition, the Adviser may select investments that fail to perform as anticipated.

Real Estate Risk. While the Fund will not invest directly in real estate, the Fund can invest in real estate related securities, including REITs, the value of which are impacted by the value of the real estate underlying the securities. If the underlying real estate or real estate generally experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action effecting real estate could also impact the prices of the securities the Fund owns.

●	REIT Risk. REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to real estate risk, such as declines in property values, increases in property taxes, operating expenses, rising interest rates, and more. REITs' operating expenses are separate from those of the Fund. Therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

MLP Risk. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund's investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP's operating expenses in addition to paying Fund expenses.

●	MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund's investment in the MLP. Additionally, open-end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities (debt and equity) or owns 10% or more of any one MLP, it will be subject to federal corporate income tax, currently at a maximum rate of 21%. For more information about the Fund's tax status, please see "Dividends, Distributions and Taxes" in this Prospectus.

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Hedging Transactions Risk. The success of any hedging strategy utilized by the Fund will be subject to the Adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, and its ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. Therefore, a hedging strategy used by the Fund may not work as intended. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

Leverage Risk. Certain options and other derivatives can provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. The net asset value ("NAV") of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Commodities Risk. The Fund will not invest directly in commodities. However, the Fund may invest in securities of companies whose business is related to commodities or in other companies that invest directly or indirectly in commodities. For example, the Fund may invest in companies whose business is related to the mining of precious or other metals (e.g., gold, silver, etc.) and the Fund will therefore be exposed to movements in the price of such metals.

Foreign Securities Risk. The Fund may invest in ADRs. Investments in ADRs provide exposure to foreign securities that may involve different risks than those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk and greater price volatility, and may have higher liquidity risk than U.S.-registered securities.

●	American Depositary Receipt Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks. ADRs may be available through "sponsored" or "unsponsored" facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends

●	Emerging Markets Risk. The Fund may invest in ADRs that provide exposure to emerging market equity securities. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. In addition, emerging markets tend to have lower regulatory, accounting, audit, and financial reporting standards which may result in less publically available information about companies in emerging markets and make reported results less reliable. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

●	Foreign Currency Risk. The Fund may invest in ADRs and therefore be indirectly exposed to foreign currencies. The value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund.

Inflation Risk. Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

New Fund and Management Risk. The Fund is new and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. In addition, although the Adviser has experience managing separate accounts using a similar strategy to the Fund, the Adviser does not have prior experience managing a registered investment company. Registered investment companies and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended ("the 1940 Act"), and the Code that generally do not apply to other types of investment accounts managed by the Adviser and may impact the Adviser's ability to manage the Fund.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund's returns and increase taxable distributions to shareholders.

Non-Diversified Status Risk. The Fund is a non-diversified fund, which means it invests a higher percentage of its assets in a limited number of securities. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund, which means it invests a higher percentage of its assets in a limited number of securities. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information, current through the most recent month end, is available by calling 1-833-498-2238.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-498-2238
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Left Brain Compound Growth Fund | Left Brain Compound Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LBCGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 708

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Left Brain Wealth Management, LLC (the "Adviser") has contractually agreed, until June 30, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 2.00% of the Fund's average daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such date that fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and/or expense reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2024, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.